Summary of Significant Accounting Policies - Schedule of Advertising Costs (Details) - USD ($) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Accounting Policies [Abstract]
Advertising Costs	$ 35	$ 57	$ 763	$ 42